Future Minimum Lease Payments under Non Cancellable Operating Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets [Line Items]
2013	$ 16
2014	13
2015	9
2016	6
2017	3
After 2017	11
Total	$ 58